FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

5. FAIR VALUE MEASUREMENTS

         The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a three-tier fair value hierarchy was established, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Observable inputs such as quoted prices in active markets;
Level 2:	Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
Level 3:	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

         An asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

         Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques:

A.	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
B.	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).
C.

Income approach:    Techniques to convert future amounts to a single present amount based upon market expectations (including present value techniques, option-pricing and excess earnings models).

         The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured and disclosed at fair value on a recurring basis by the Company at December 31, 2014 and 2013:

	Asset (Liability)	Level 2	Level 3	Valuation Technique
December 31, 2014:
Contingent consideration	$(11,691)	$—	$(11,691)	C
December 31, 2013:
Redeemable common shares	$(53,370)	$—	$(53,370)	A, C
Contingent consideration	(1,300)	—	(1,300)	C
Interest rate swap contract	(16)	(16)	—	C

         The following table sets forth a roll forward of the Level 3 measurements:

	Redeemable Common Shares	Contingent Consideration Liabilities
Balance as of January 1, 2012	$(41,849)	$—
Change in fair value	(6,566)	—
Redemptions	29,393	—

Balance as of December 31, 2012	(19,022)	—
Change in fair value	(34,348)	—
AHF acquisition	—	(1,300)

Balance as of December 31, 2013	(53,370)	(1,300)
MedPro acquisition	—	(4,270)
Change in fair value	9,073	(6,121)
Stock redemptions	5,674	—
Removal of redemption features	7,116	—
Conversion of redeemable common shares	31,507	—

Balance as of December 31, 2014	$—	$(11,691)

         The fair value of the redeemable common stock was determined by the Company's Board of Directors, with input from management. The nature of the material assumptions and estimates considered to determine the fair market value of the redeemable common stock are highly complex and subjective. Given the absence of a public trading market of the Company's common stock prior to the Company's IPO, and in accordance with the American Institute of Certified Public Accountants Accounting and Valuation Guide: Valuation of Privately-Held-Company Equity Securities issued as Compensation, the Board of Directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the redeemable common stock including:

•

recent significant investments by sophisticated, institutional investors for purchases of the Redeemable Series A Preferred Stock, and the rights, privileges and preferences of such preferred stock to the redeemable common stock;

•	valuations of the Company's common stock performed by an unrelated third-party valuation specialist;
•	the Company's historical and projected operating and financial results;
•	the market performance and financial results of comparable publicly-traded companies;
•	industry or company-specific considerations;
•	likelihood of achieving a liquidity event, such as an initial public offering or a sale of the Company;
•	lack of marketability of the Company's common stock; and
•	the U.S. and global capital market conditions.

         See Note 4 for more information regarding the valuation of the contingent consideration liability.

         The significant inputs, primarily the LIBOR yield curve, used to determine the fair value of the Company's interest rate swap contract were considered Level 2 observable market inputs. The Company monitored the credit and nonperformance risk associated with its counterparty and believed them to be insignificant and not warranting a credit adjustment at December 31, 2013.

         The Company's interest rate swap agreement had an original notional amount of $2,160, equal to a mortgage loan with Bank of America. The purpose of the swap agreement was to fix the interest rate on the monthly balance of the mortgage and reduce exposure to interest rate fluctuations. Under the agreement, the Company paid the counterparty interest at a fixed rate of 2.72% and received interest at a variable rate, adjusted quarterly and based on LIBOR. Because this instrument was not classified as a hedging activity, changes in the fair value of this instrument were included in interest expense on the accompanying statements of operations. Fair value of the interest rate swap agreement was recorded in "Other accrued expenses" on the consolidated balance sheets at December 31, 2013. This agreement was terminated in February 2014 at a cost of $9.

         Assets and liabilities of the Company measured at fair value on a nonrecurring basis at December 31, 2014 and 2013 are set forth in the table below:

	Asset (Liability)	Level 3	Gain (Loss)	Valuation Technique
December 31, 2014:
Investment in non-consolidated entity	$—	$—	$(4,869)	C
December 31, 2013:
Assets held for sale	$300	$300	$(932)	C

         The Company fully impaired its non-consolidated entity investment in 2014. Refer to note 10. The Company determined the fair value of the assets held for sale through review of comparable property sales in 2013. Refer to note 7.

         The carrying amounts of the Company's financial instruments, consisting primarily of cash and cash equivalents, accounts receivable, accounts payable and other liabilities, approximate their estimated fair values due to the relative short-term nature of the amounts. The carrying amount of debt, when it was outstanding, approximated fair value due to variable interest rates at customary terms and rates the Company could obtain in current financing.